Pension and Postretirement Benefit Plans - Narrative (Details) - International	Mar. 31, 2024 country plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans transferred from parent | plan	7
Transferred plans, number of countries included in coverage | country	4